Amana Mutual Funds Trust, Income Fund

Common Stocks – 93.9%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Automotive Retailers

Genuine Parts	382,000	$46,665,120	3.0%

Home Improvement

Stanley Black & Decker	71,950	11,706,265	0.8%

		58,371,385	3.8%

Consumer Staples

Household Products

Colgate-Palmolive	415,400	31,965,030	2.1%

Kimberly-Clark	230,000	29,934,500	1.9%

Procter & Gamble	135,000	21,045,150	1.4%

Unilever ADR	420,000	21,113,400	1.4%

		104,058,080	6.8%

Packaged Food

McCormick & Co	559,288	53,227,439	3.5%

		157,285,519	10.3%

Health Care

Large Pharma

AbbVie	350,000	51,719,500	3.4%

Bristol-Myers Squibb	650,000	44,635,500	2.9%

Eli Lilly	560,000	139,972,000	9.1%

GlaxoSmithKline ADR	570,000	23,860,200	1.6%

Johnson & Johnson	125,000	20,571,250	1.3%

Novartis ADR	275,400	24,086,484	1.6%

Pfizer	1,150,000	53,981,000	3.5%

		358,825,934	23.4%

Medical Devices

Abbott Laboratories	350,000	42,217,000	2.8%

		401,042,934	26.2%

Industrials

Commercial & Residential Building Equipment & Systems

Honeywell International	260,000	49,358,400	3.2%

Johnson Controls International	220,000	14,291,200	1.0%

		63,649,600	4.2%

Courier Services

United Parcel Service, Class B	15,000	3,156,300	0.2%

Flow Control Equipment

Parker Hannifin	40,000	11,855,600	0.8%

Industrial Distribution & Rental

W.W. Grainger	80,000	38,164,800	2.5%

Industrial Machinery

Illinois Tool Works	300,000	64,902,000	4.2%

Measurement Instruments

Rockwell Automation	300,000	79,974,000	5.2%

Rail Freight

Canadian National Railway	384,000	47,612,160	3.1%

		309,314,460	20.2%

Materials

Basic & Diversified Chemicals

Air Products & Chemicals	110,000	25,993,000	1.7%

Linde	130,000	38,121,200	2.5%

		64,114,200	4.2%

Non Wood Building Materials

Carlisle	80,000	18,992,000	1.3%

Specialty Chemicals

3M	200,000	29,730,000	1.9%

PPG Industries	379,000	50,577,550	3.3%

		80,307,550	5.2%

		163,413,750	10.7%

Technology

Communications Equipment

Cisco Systems	572,000	31,900,440	2.1%

Consumer Electronics

Nintendo	45,000	22,748,790	1.4%

Infrastructure Software

Microsoft	400,000	119,516,000	7.8%

Semiconductor Devices

Intel	900,000	42,930,000	2.8%

Texas Instruments	250,000	42,497,500	2.8%

		85,427,500	5.6%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	824,500	88,229,745	5.8%

		347,822,475	22.7%

Total investments	(Cost $454,778,893)	$1,437,250,523	93.9%

Other assets (net of liabilities)		93,798,124	6.1%

Total net assets		$1,531,048,647	100.0%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 90.3%	Number of Shares	Market Value	Percentage of Net Assets

Communications

Internet Media

Alphabet, Class A(1)	12,500	$33,764,250	1.0%

		33,764,250	1.0%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	100,000	13,655,000	0.4%

Home Products Stores

Home Depot	100,000	31,583,000	0.9%

Lowe’s	400,000	88,424,000	2.6%

		120,007,000	3.5%

Specialty Apparel Stores

Lululemon Athletica(1)	100,000	31,994,000	0.9%

TJX Companies	1,150,000	76,015,000	2.2%

		108,009,000	3.1%

		241,671,000	7.0%

Consumer Staples

Household Products

Church & Dwight	1,200,000	117,420,000	3.4%

Clorox	126,800	18,486,172	0.5%

Estee Lauder, Class A	458,594	135,895,160	4.0%

		271,801,332	7.9%

		271,801,332	7.9%

Health Care

Biotech

Amgen	355,000	80,400,400	2.3%

Large Pharma

Eli Lilly	350,000	87,482,500	2.6%

Johnson & Johnson	380,000	62,536,600	1.8%

Novo Nordisk ADR	1,002,195	103,175,975	3.0%

		253,195,075	7.4%

Life Science Equipment

Agilent Technologies	900,000	117,324,000	3.4%

Medical Devices

Stryker	300,000	79,005,000	2.3%

		529,924,475	15.4%

Industrials

Building Sub Contractors

EMCOR Group	52,200	6,031,188	0.2%

Commercial & Residential Building Equipment & Systems

Johnson Controls International	1,044,000	67,818,240	2.0%

Industrial Distribution & Rental

Fastenal	633,000	32,574,180	0.9%

Measurement Instruments

Keysight Technologies(1)	500,000	78,685,000	2.3%

Trimble(1)	1,500,000	104,625,000	3.0%

		183,310,000	5.3%

Metalworking Machinery

Lincoln Electric Holdings	307,000	39,130,220	1.2%

Rail Freight

Norfolk Southern	250,000	64,130,000	1.9%

Union Pacific	300,000	73,785,000	2.1%

		137,915,000	4.0%

		466,778,828	13.6%

Materials

Precious Metal Mining

Newmont	750,000	49,650,000	1.4%

		49,650,000	1.4%

Technology

Application Software

Adobe(1)	339,950	158,987,816	4.6%

Intuit	450,000	213,466,500	6.2%

SAP ADR	170,400	19,183,632	0.6%

		391,637,948	11.4%

Communications Equipment

Apple	2,016,000	332,881,920	9.7%

Cisco Systems	1,500,000	83,655,000	2.4%

Motorola Solutions	310,000	68,333,300	2.0%

		484,870,220	14.1%

Information Services

Gartner(1)	179,900	50,447,558	1.5%

Infrastructure Software

Microsoft	120,000	35,854,800	1.0%

Oracle	750,000	56,977,500	1.7%

		92,832,300	2.7%

Semiconductor Devices

Advanced Micro Devices(1)	674,194	83,155,088	2.4%

Qualcomm	424,800	73,061,352	2.1%

		156,216,440	4.5%

Semiconductor Manufacturing

ASML Holding NY	308,000	205,285,080	6.0%

Taiwan Semiconductor ADR	1,222,471	130,816,622	3.8%

		336,101,702	9.8%

		1,512,106,168	44.0%

Total investments	(Cost $683,586,896)	$3,105,696,053	90.3%

Other assets (net of liabilities)		332,393,513	9.7%

Total net assets		$3,438,089,566	100.0%

(1)	Non-income producing

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 93.8%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Internet Media

Naspers ADR	15,600	$393,744	South Africa	0.5%

Telecom Carriers

Saudi Telecom	58,000	1,769,654	Saudi Arabia	2.5%

Telekomunikasi Indonesia ADR	67,000	1,990,570	Indonesia	2.8%

		3,760,224		5.3%

		4,153,968		5.8%

Consumer Discretionary

Apparel, Footwear & Accessory Design

VF	24,500	1,421,490	United States	1.9%

Automobiles

Ford Otomotiv Sanayi	87,000	1,693,474	Turkey	2.4%

Home Improvement

Techtronic Industries	140,000	2,346,119	Hong Kong	3.3%

Home Products Stores

Wilcon Depot	3,000,000	1,714,056	Philippines	2.4%

		7,175,139		10.0%

Consumer Staples

Food & Drug Stores

Clicks Group	100,000	1,931,384	South Africa	2.7%

Household Products

Colgate-Palmolive	18,000	1,385,100	United States	1.9%

Kimberly-Clark de Mexico, Class A	1,000,000	1,397,881	Mexico	1.9%

LG Household & Health Care	1,600	1,269,509	Korea	1.8%

Unicharm	45,000	1,693,146	Japan	2.4%

Unilever ADR	34,000	1,709,180	United Kingdom	2.4%

		7,454,816		10.4%

Packaged Food

Indofood CBP Sukses Makmur	2,500,000	1,481,963	Indonesia	2.0%

		10,868,163		15.1%

Energy

Renewable Energy Equipment

TPI Composites(2)	50,000	676,000	United States	0.9%

		676,000		0.9%

Financials

Islamic Banking

BIMB Holdings	1,286,700	917,340	Malaysia	1.3%

Islamic Insurance Carriers

Syarikat Takaful Malaysia Keluarga	499,981	443,551	Malaysia	0.6%

Real Estate Owners & Developers

SM Prime Holdings	2,200,000	1,717,082	Philippines	2.4%

		3,077,973		4.3%

Health Care

Generic Pharma

Hikma Pharmaceuticals	60,000	1,670,698	Jordan	2.3%

Health Care Facilities

Bangkok Dusit Medical Services NVDR	2,500,000	1,817,658	Thailand	2.5%

IHH Healthcare	1,000,000	1,568,877	Malaysia	2.2%

KPJ Healthcare	3,600,992	892,898	Malaysia	1.3%

		4,279,433		6.0%

Health Care Services

Fleury	475,000	1,656,880	Brazil	2.3%

		7,607,011		10.6%

Industrials

Rail Freight

Canadian Pacific Railway	18,746	1,317,469	Canada	1.8%

Rubber & Plastic

Hartalega Holdings	1,000,000	1,099,186	Malaysia	1.5%

Waste Management

Sunny Friend Environmental Technology	220,000	1,565,293	Taiwan	2.2%

		3,981,948		5.5%

Materials

Cement & Aggregates

Ambuja Cements	30,000	125,733	India	0.2%

Precious Metal Mining

Barrick Gold	90,000	2,031,300	Canada	2.8%

Steel Raw Material Suppliers

Rio Tinto ADR	25,000	1,964,500	China(3)	2.7%

		4,121,533		5.7%

Technology

Communications Equipment

Samsung Electronics	30,900	1,861,830	Korea	2.6%

Sercomm	600,000	1,567,480	Taiwan	2.2%

		3,429,310		4.8%

Computer Hardware & Storage

Advantech	127,685	1,681,422	Taiwan	2.4%

Electronics Components

Delta Electronics	180,000	1,604,180	China(3)	2.2%

KCE Electronics NVDR	700,000	1,303,242	Thailand	1.8%

Silergy	41,400	5,516,598	China(3)	7.7%

		8,424,020		11.7%

IT Services

Infosys ADR	34,000	763,640	India	1.1%

Semiconductor Devices

Monolithic Power Systems	3,900	1,788,930	China(3)	2.5%

NVIDIA	7,500	1,828,875	United States	2.5%

Qualcomm	13,000	2,235,870	China(3)	3.1%

		5,853,675		8.1%

Semiconductor Manufacturing

ASM Pacific Technology	170,000	1,865,287	China(3)	2.6%

Taiwan Semiconductor ADR	21,000	2,247,210	Taiwan	3.1%

		4,112,497		5.7%

		24,264,564		33.8%

Utilities

Utility Networks

Hong Kong & China Gas	979,840	1,481,931	China	2.1%

		1,481,931		2.1%

Total investments	(Cost $57,488,697)	$67,408,230		93.8%

Other assets (net of liabilities)		4,448,028		6.2%

Total net assets		$71,856,258		100.0%

(1)	Country of domicile unless otherwise indicated
(2)	Non-income producing
(3)	Denotes a country or region of primary exposure

ADR: American Depositary Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 63.1%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications

Saudi Telecom(2)	3.89% due 05/13/2029	$6,450,000	$6,781,401	Saudi Arabia	3.0%

			6,781,401		3.0%

Consumer Discretionary

Almarai(2)	4.311% due 03/05/2024	7,580,000	7,783,915	Saudi Arabia	3.5%

			7,783,915		3.5%

Financials

Abu Dhabi Islamic Bank Capital Invest Two(2)	7.125% due 09/20/2070	6,200,000	6,471,250	United Arab Emirates	2.9%

Dar Al-Arkan Sukuk Co(2)	6.75% due 02/15/2025	5,050,000	5,168,826	Saudi Arabia	2.3%

Dubai International Finance Centre(2)	4.325% due 11/12/2024	7,300,000	7,653,419	United Arab Emirates	3.4%

Dubai Islamic Bank(2)	2.95% due 02/20/2025	6,200,000	6,241,709	United Arab Emirates	2.8%

EMAAR Malls(2)	4.564% due 06/18/2024	4,000,000	4,107,320	United Arab Emirates	1.8%

Emirates Islamic Bank(2)	1.827% due 09/23/2025	4,000,000	3,916,242	United Arab Emirates	1.7%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	8,350,000	8,797,053	United Arab Emirates	3.9%

Islamic Development Bank Trust Services(2)	1.957% due 10/02/2024	500,000	498,931	Saudi Arabia	0.2%

Kuwait Financial Bank Tier 1(2)	3.60% due 06/30/2090	9,500,000	9,333,750	Kuwait	4.2%

Majid Al Futtaim(2)	4.50% due 11/03/2025	5,750,000	6,005,244	United Arab Emirates	2.7%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	3,904,267	United Arab Emirates	1.7%

Mar Sukuk Ltd(2)	2.21% due 09/02/2025	1,500,000	1,473,750	Cayman Islands	0.7%

National Commercial Bank Tier 1(2)	3.50% due 07/26/2070	5,550,000	5,414,436	Saudi Arabia	2.4%

Noor(2)	4.471% due 04/24/2023	1,000,000	1,024,912	United Arab Emirates	0.5%

Qatar International Bank(2)	3.982% due 03/26/2024	5,650,000	5,840,874	Qatar	2.6%

Sharjah Islamic Bank(2)	2.85% due 06/23/2025	4,300,000	4,352,242	United Arab Emirates	1.9%

Sharjah(2)	3.854% due 04/03/2026	4,500,000	4,665,796	United Arab Emirates	2.1%

			84,870,021		37.8%

Industrials

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,587,109	United Arab Emirates	2.0%

DP World Salaam(2)	6.00% due 07/01/2070	5,800,000	6,068,250	United Arab Emirates	2.7%

			10,655,359		4.7%

Materials

Equate(2)	3.944% due 02/21/2024	8,000,000	8,202,206	United Arab Emirates	3.6%

			8,202,206		3.6%

Technology

Axiata SPV2(2)	4.357% due 03/24/2026	4,150,000	4,426,349	Malaysia	2.0%

			4,426,349		2.0%

Utilities

Saudi Electric Global(2)	4.211% due 04/03/2022	1,500,000	1,505,064	Saudi Arabia	0.7%

Saudi Electric Global(2)	4.00% due 04/08/2024	1,200,000	1,243,507	Saudi Arabia	0.5%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,554,303	Saudi Arabia	0.7%

Tabreed(2)	5.50% due 10/31/2025	6,950,000	7,577,608	United Arab Emirates	3.4%

TNB Global Ventures Cap(2)	3.244% due 10/19/2026	7,140,000	7,289,869	Malaysia	3.2%

			19,170,351		8.5%

Total Corporate Sukuk			$ 141,889,602		63.1%

Government Sukuk – 24.9%

Foreign Government Sukuk

Department of Finance Dubai(2)	3.875% due 01/30/2023	3,750,000	3,821,023	United Arab Emirates	1.7%

Department of Finance Dubai(2)	5.00% due 04/30/2029	5,000,000	5,638,096	United Arab Emirates	2.5%

Dubai Aerospace Enterprises DIFC (2)	3.75% due 02/15/2026	6,350,000	6,315,558	United Arab Emirates	2.8%

Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,579,608	Saudi Arabia	1.6%

Kingdom of Saudi Arabia(2)	2.894% due 04/20/2022	1,500,000	1,503,690	Saudi Arabia	0.7%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	6,500,000	6,840,595	Saudi Arabia	3.0%

Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	1,500,000	1,651,299	Saudi Arabia	0.8%

Oman Sovereign(2)	4.397% due 06/01/2024	3,600,000	3,673,882	Oman	1.6%

Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	4,500,000	4,577,085	Indonesia	2.0%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	5,685,000	6,067,601	Indonesia	2.7%

Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	3,050,000	3,327,153	Indonesia	1.5%

Ras Al Khaimah(2)	3.094% due 03/31/2025	3,150,000	3,188,171	United Arab Emirates	1.4%

State of Qatar(2)	3.241% due 01/18/2023	5,700,000	5,790,758	Qatar	2.6%

Total Government Sukuk			$55,974,519		24.9%

Bank Time Deposits—0.5%

Bank Time Deposits

Arab Banking Corp., NY Branch	0.59% due 05/23/2022	$ 1,000,000.00	$1,000,000.00		0.5%

Total Bank Time Deposits			$1,000,000.00		0.5%

Total investments		(Cost $200,666,898)	$198,864,121		88.5%

Other assets (net of liabilities)			25,920,168		11.5%

Total net assets			$224,784,289		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the aggregate value of these securities was $196,309,818 representing 87.3% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the net value of these securities was $1,554,303 representing 0.7% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

Bank time deposits are accounted for on cost basis, which approximates market value. Bank time deposits will be categorized as a Fair Value Level 2.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total

Income Fund

Common Stocks

Consumer Discretionary	$58,371,385	$-	$-	$58,371,385

Consumer Staples	$157,285,519	$-	$-	$157,285,519

Health Care	$401,042,934	$-	$-	$401,042,934

Industrials	$309,314,460	$-	$-	$309,314,460

Materials	$163,413,750	$-	$-	$163,413,750

Technology	$325,073,685	$22,748,790	$-	$347,822,475

Total Common Stocks	$1,414,501,733	$22,748,790	$-	$1,437,250,523

Total Assets	$1,414,501,733	$22,748,790	$-	$1,437,250,523

Growth Fund

Common Stocks(1)	$3,105,696,053	$-	$-	$3,105,696,053

Total Assets	$3,105,696,053	$-	$-	$3,105,696,053

Developing World

Common Stocks

Communications	$2,384,314	$1,769,654	$-	$4,153,968

Consumer Discretionary	$1,421,490	$5,753,649	$-	$7,175,139

Consumer Staples	$3,094,280	$7,773,883	$-	$10,868,163

Energy	$676,000	$-	$-	$676,000

Financials	$-	$3,077,973	$-	$3,077,973

Health Care	$-	$7,607,011	$-	$7,607,011

Industrials	$1,317,469	$2,664,479	$-	$3,981,948

Materials	$3,995,800	$125,733	$-	$4,121,533

Technology	$8,864,525	$15,400,039	$-	$24,264,564

Utilities	$-	$1,481,931	$-	$1,481,931

Total Common Stocks	$21,753,878	$45,654,352	$-	$67,408,230

Total Assets	$21,753,878	$45,654,352	$-	$67,408,230

Participation Fund

Corporate Sukuk(1)	$-	$141,889,602	$-	$141,889,602

Government Sukuk(1)	$-	$55,974,519	$-	$55,974,519

Bank Time Deposits(1)	$-	$1,000,000	$-	$1,000,000

Total Assets	$-	$198,864,121	$-	$198,864,121

During the period ended February 28, 2022, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details